Research Collaboration Agreement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development	$ 3,081	$ 7,697	$ 9,343	$ 9,845	$ 7,079	$ 8,930	$ 12,050	$ 9,861	$ 10,582	$ 33,964	$ 41,423	$ 35,294
Payments for the remaining period										1,313
Hydra Biosciences Inc [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial term period for research program under collaboration agreement										2 years
Research and development										$ 2,775	$ 2,477
Termination date of agreement										2014-02